N-2 - $ / shares	Aug. 22, 2024	Aug. 19, 2024
Cover [Abstract]
Entity Central Index Key	0000855886
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Premium Dividend Fund
General Description of Registrant [Abstract]
Share Price		$ 12.47
NAV Per Share		$ 13.04
Latest Premium (Discount) to NAV [Percent]		(4.37%)